Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Ireland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 17.9%
AIB Group PLC	1,079,348	$8,515,760
Bank of Ireland Group PLC	217,715	2,988,972
Permanent TSB Group Holdings PLC(a)	143,147	287,689
		11,792,421
Beverages — 2.8%
C&C Group PLC	843,938	1,832,972
Building Products — 4.4%
Kingspan Group PLC	33,769	2,900,407
Containers & Packaging — 2.0%
Ardagh Metal Packaging SA	333,305	1,299,890
Food Products — 22.3%
Dole PLC	154,382	2,186,049
Glanbia PLC	193,068	2,808,891
Kerry Group PLC, Class A	85,848	9,384,433
Origin Enterprises PLC	59,155	237,134
		14,616,507
Health Care Providers & Services — 3.2%
Uniphar PLC	521,101	2,138,278
Hotels, Restaurants & Leisure — 3.6%
Dalata Hotel Group PLC	359,757	2,348,795
Household Durables — 7.4%
Cairn Homes PLC	1,022,046	2,535,654
Glenveagh Properties PLC(a)(b)	1,128,833	2,304,277
		4,839,931
Industrial Conglomerates — 4.3%
DCC PLC	45,002	2,813,346
Insurance — 0.2%
FBD Holdings PLC	11,010	162,517
Life Sciences Tools & Services — 4.4%
ICON PLC(a)	22,011	2,867,593
Marine Transportation — 0.6%
Irish Continental Group PLC	68,293	406,352
Security	Shares	Value
Media — 0.2%
Gambling.com Group Ltd.(a)	9,925	$117,016
Metals & Mining — 0.3%
Kenmare Resources PLC	39,806	205,636
Oil, Gas & Consumable Fuels — 0.3%
Ardmore Shipping Corp.	22,107	212,448
Passenger Airlines — 17.5%
Ryanair Holdings PLC	432,715	11,497,923
Pharmaceuticals — 0.9%
GH Research PLC(a)	48,404	582,300
Residential REITs — 2.2%
Irish Residential Properties REIT PLC	1,174,570	1,432,067
Trading Companies & Distributors — 4.4%
Grafton Group PLC	210,258	2,867,276
Total Long-Term Investments — 98.9% (Cost: $59,610,269)		64,933,675
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	70,000	70,000
Total Short-Term Securities — 0.1% (Cost: $70,000)		70,000
Total Investments — 99.0% (Cost: $59,680,269)		65,003,675
Other Assets Less Liabilities — 1.0%		629,785
Net Assets — 100.0%		$65,633,460

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$—	$(80,000)(a)	$—	$—	$70,000	70,000	$2,851	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Ireland ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	06/20/25	$671	$6,966
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,432,923	$50,500,752	$—	$64,933,675
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$14,502,923	$50,500,752	$—	$65,003,675
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,966	$—	$6,966

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust